Stock based compensation	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
7.	Stock based compensation

7.1.	ASC 718

The Company applies the provisions of ASC 718 in accounting for its stock based compensation. The fair value of each option and warrant granted during the year is estimated on the date of grant using the Black-Scholes option pricing model. Option valuation models require the input of subjective assumptions and these assumptions can vary over time. The weighted-average assumptions on grants made in each of the following years were:

	Year Ended December 31
	2012	2013	2014
Weighted-average expected life (years)	$5.70	$5.43	$4.26
Expected volatility rate	62.50%	61.00%	61.00%
Expected dividend yield	-	-	-
Risk-free interest rate	0.95%	1.40%	1.23%
Forfeiture rate	-	-	-

We base our determination of expected volatility predominantly on the implied volatility of our traded options with consideration of our historical volatilities. Given the limited historical data and the grant of stock options and warrants to a limited population, the simplified method has been used to calculate the expected life.

Stock based compensation expense recognized was as follows:

As of December 31, 2013, the projected compensation expense related to non-vested options or warrants amounted to $4,090,000 and are expected to be recognized over a weighted average period of 2.13 years.

As of December 31, 2014, the projected compensation expense related to non-vested options or warrants amounted to $10,899,000 and are expected to be recognized over a weighted average period of 2.15 years.

(In thousands of U.S dollars except per share data)	Options			Free of charge share awards			Warrants			Total
	2012	2013	2014	2012	2013	2014	2012	2013	2014	2012	2013	2014
Research and development	419	398	327	649	320	494	-	61	206	1,068	779	1,027
Cost of goods sold	2	1	1	46	19	38	-	-	-	49	20	38
Selling, general and administrative	1,280	903	765	464	211	390	179	116	643	1,923	1,230	1,798

Total stock-based compensation expense	1,701	1,302	1,093	1,160	550	921	179	177	850	3,040	2,029	2,863

Effect on earnings per share
Basic	0.07	0.05	0.03	0.05	0.02	0.03	0.01	0.01	0.02	0.12	0.08	0.08

Diluted	0.07	0.05	0.03	0.05	0.02	0.03	0.01	0.01	0.02	0.12	0.08	0.08

7.2.	Warrants

The summary of warrants activity is as follows:

	Warrants Outstanding	Weighted Average Exercise Price in U.S dollars [1]	Weighted Average Exercise Price in Euros
Balance at January 1, 2012	900,000	$6.89	€4.85
Warrants granted	3,300,000	$8.63	€6.61
Warrants reintegrated	100,000	$6.65	€4.97
Warrants cancelled	200,000	$10.20	€6.57
Balance at December 31, 2012	4,100,000	$8.12	€6.18
Warrants granted	200,000	$6.14	€4.58
Warrants exercised	50,000	$6.29	€4.50
Warrants cancelled	200,000	$6.29	€4.50
Balance at December 31, 2013	4,050,000	$8.14	€6.21
Warrants granted	298,000	$14.54	€10.94
Warrants exercised	445,000	$6.12	€4.49
Warrants cancelled	50,000	$7.02	€5.44
Balance at December 31, 2014	3,853,000	$8.86	€6.76

[1] Historical exchange rate at date of grant

445,000 warrants were exercised in 2014, 50,000 warrants were exercised in 2013 and no warrants were exercised in 2012.

Exercise prices and intrinsic value for warrants outstanding as of December 31, 2014 were as follows:

	Warrants Outstanding				Warrants Exercisable
Range of exercise prices in euros	Number of shares	Weighted average remaining contractual life	Weighted average exercise price in euros	Weighted average intrinsic value in euros	Number of shares	Weighted average exercise price in euros	Weighted average intrinsic value in euros

0 to 4.58	255,000	1.69	4.17	9.94	255,000	4.17	9.94
5.44 to 6.57	2,200,000	3.20	5.70	8.41	2,200,000	5.70	8.41
6.58 to 8.52	1,100,000	3.20	8.42	5.69	1,100,000	8.42	5.69
8.52 to 10.94	298,000	3.62	10.94	3.17
	3,853,000	3.13	6.78	7.33	3,600,000	6.43	7.68

The total fair value of warrants vested during 2012 amounted to €271,000 or $348,000 (average exchange rate of the year).
No warrants were vested during 2013.
The total fair value of warrants vested during 2014 amounted to €225,500 or $300,000 (average exchange rate of the year).
Intrinsic value represents the variance between the share price and the exercise price. As of December 31, 2014 the aggregate intrinsic value of warrants outstanding amounted to €28,237,000 or $37,070,000 (historical exchange rate at date of grant).

7.3.	Stock Options

The activity under the option plans is as follows:

	Shares Available for Grant	Options Granted and Outstanding	Weighted Average Exercise Price in U.S dollars[1]	Weighted Average Exercise Price in Euros
Balance at January 1, 2012	275,000	3,140,990	$14.65	€11.66
Options authorized	1,000,000	-	-	-
Granted	(550,000)	550,000	$5.97	€4.67
Exercised	-	(195,000)	$2.04	€2.33
Forfeited	10,000	(223,500)	$16.88	€13.69
Balance at December 31, 2012	735,000	3,272,490	$13.79	€10.90
Options authorized	600,000	-	-	-
cancelled	(10,000)	-	-	-
Granted	(710,000)	710,000	$5.97	€4.36
Forfeited	13,000	(647,500)	$15.29	€12.63
Balance at December 31, 2013	628,000	3,334,990	$11.84	€9.17
Options authorized	1,700,000	-	-	-
cancelled	(628,000)	-	-	-
Granted	(669,500)	669,500	$16.30	€13.15
Exercised	-	(550,750)	$6.28	€4.57
Forfeited	-	(955,500)	$19.19	€15.00
Balance at December 31, 2014	1,030,500	2,498,240	$11.45	€9.02

[1] Historical exchange rate at date of grant

The total intrinsic value of options exercised during 2012 amounted to €735,000 or $973,000 (historical exchange rate at date of exercise).

No options were exercised during 2013.

The total intrinsic value of options exercised during 2014 amounted to €2,864,000 or $3,789,000 (historical exchange rate at date of exercise).

Stock options outstanding at December 31, 2014, which expire from 2015 to 2024, had exercise prices ranging from €3.00 to € 25.39. The weighted average remaining contractual life of all options is 7 years. As of December 31, 2014, there were 2,498,440 outstanding options at a weighted average exercise price of €9.02, of which 1,266,990 were exercisable at a weighted average price of €8.90. Exercise prices and intrinsic value for options outstanding as of December 31, 2014 were as follows:

	Stock Options Outstanding				Stock Options Exercisable
Range of exercise prices in euros	Number of shares	Weighted average remaining contractual life	Weighted average exercise price in euros	Weighted average intrinsic value in euros	Number of shares	Weighted average exercise price in euros	Weighted average intrinsic value in euros

0 to 3.28	284,750	7.98	3.02	11.09	84,500	3.06	11.05
4.03 to 5.44	1,069,250	7.72	4.96	9.15	707,750	4.89	9.22
6.40 to 12.02	62,000	0.19	11.42	2.69	62,000	11.42	2.69
12.86 to 16.56	970,990	7.09	13.49	0.88	301,490	14.25	1.19
19.2 to 25.39	111,250	1.59	22.98	-	111,250	22.98	-

	2,498,240	7.05	9.02	8.34	1,266,990	8.90	7.57

The total fair value of options vested during 2012 amounted to €846,000 or $1,088,000 (average exchange rate of the year).

The total fair value of options vested during 2013 amounted to €999,000 or $1,327,000 (average exchange rate of the year).

The total fair value of options vested during 2014 amounted to €952,000 or $1,265,000 (average exchange rate of the year).

The aggregate intrinsic value of options outstanding amounted to €13,964,000 or $18,555,000 (historical exchange rate at date of grant). The aggregate intrinsic value of options exercisable amounted to €7,981,000 or $10,606,000 (historical exchange rate at date of grant).

7.4.	Free share awards

The activity under the free share award plans is as follows:

	Free of Charge Share Award Available for Grant	Free of Charge Share Award Granted and Outstanding	Weighted Average Fair Value at grant date in U.S dollars[1]	Weighted Average Fair Value at grant date in Euros
Balance at January 1, 2012	26,600	440,650	$5.81	€4.36
Options authorized	200,000	-	-	-
Granted	(189,700)	189,700	$3.07	€2.38
Exercised	-	(258,150)	$6.52	€4.92
Forfeited	21,550	(21,550)	$5.79	€4.35
Balance at December 31, 2012	58,450	350,650	$3.81	€2.88
Options authorized	200,000	-	-	-
Granted	(192,500)	192,500	$7.36	€5.35
Exercised	-	(137,150)	$4.39	€3.28
Forfeited	20,600	(38,400)	$5.10	€3.72
Balance at December 31, 2013	86,550	367,600	$5.32	€3.93
Options authorized	250,000	-	-	-
Granted	(188,300)	188,300	$16.30	€13.15
Exercised	-	(150,600)	$3.07	€2.38
Forfeited	0	(3,750)	$7.36	€5.35
Cancelled	(86,550)
Balance at December 31, 2014	61,700	401,550	$11.29	€8.82

[1] Historical exchange rate at date of grant

As of December 31, 2012 the total fair value (or intrinsic value) of Free Share Awards outstanding amounted to €1,009,000 or $1,336,000 (historical exchange rate at date of grant).

As of December 31, 2013 the total fair value (or intrinsic value) of Free Share Awards outstanding amounted to €1,446,000 or $1,954,000 (historical exchange rate at date of grant).

As of December 31, 2014 the total fair value (or intrinsic value) of Free Share Awards outstanding amounted to €3,544,000 or $4,533,000 (historical exchange rate at date of grant).